Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 13. Stockholders’ Equity

Common stock: At December 31, 2020, the Company has authorized a total of 350,000,000 shares of Common Stock. The holders of Common Stock are entitled to vote on all matters and are entitled to the number of votes equal to the number shares of Common Stock held. Common stockholders are entitled to dividends when and if declared by the Board of Directors.

The following shares of Common Stock are reserved for future issuance:

Warrants for the issuance of Common Stock	12,149,117
Stock options issued and outstanding	10,975,279
Authorized for future grant under 2020 Equity Incentive Plan	12,800,000
Total	35,924,396